Annual Total Returns - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - Select Materials Portfolio	Apr. 29, 2025
Fidelity Advisor Materials Fund - Class A
Bar Chart Table:
Annual Return 2015	(8.91%)
Annual Return 2016	11.71%
Annual Return 2017	25.86%
Annual Return 2018	(23.85%)
Annual Return 2019	12.10%
Annual Return 2020	21.43%
Annual Return 2021	31.28%
Annual Return 2022	(10.10%)
Annual Return 2023	7.02%
Annual Return 2024	(3.16%)
Fidelity Advisor Materials Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018